Supplement dated October 9, 2006 to the Prospectus dated May 1, 2006 for the Pacific Value, Pacific Portfolios, Pacific Innovations Select, Pacific One Select, Pacific Odyssey, Pacific Innovations, Pacific One, Pacific Select Variable Annuity and Pacific Select Variable Annuity II variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund prospectus as supplemented.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2006. The changes in this supplement are effective December 1, 2006.

The Portfolio Manager for the Equity Index and Small-Cap Index Portfolios will be changed to the following:

BlackRock Investment Management, LLC

The Portfolio Manager for the Large-Cap Value Portfolio will be changed to the following:

ClearBridge Advisors, LLC

The YOUR INVESTMENT OPTIONS section is amended as follows:

The disclosure regarding the Equity Index, Small-Cap Index and Large-Cap Value Portfolios in the Your Investment Options chart will be replaced with the following:

PACIFIC SELECT FUND		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Equity Index	Investment results that correspond to the total return of common stocks publicly traded in the U.S.	Equity securities of companies that are included in or representative of the S&P 500 Index® (including derivatives).	BlackRock Investment Management, LLC

Small-Cap Index	Investment results that correspond to the total return of an index of small capitalization companies.	Equity securities of small companies that are included in or representative of the Russell 2000 Index (including derivatives).	BlackRock Investment Management, LLC

Large-Cap Value	Long-term growth of capital (current income is of secondary importance).	Equity securities of large U.S. companies.	ClearBridge Advisors, LLC

Supplement dated October 9, 2006 to the Prospectus dated May 1, 2006 for the Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. For more complete information on the portfolios of the Pacific Select Fund and/or the JPMorgan Insurance Trust, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund and/or JPMorgan Insurance Trust prospectus as supplemented.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2006. The changes in this supplement are effective December 1, 2006, unless otherwise specified.

The Portfolio Manager for the Equity Index and Small-Cap Index Portfolios will be changed to the following:

BlackRock Investment Management, LLC

The Portfolio Manager for the Large-Cap Value Portfolio will be changed to the following:

ClearBridge Advisors, LLC

Effective November 1, 2006, all references to the JPMorgan Insurance Trust Large Cap Growth portfolio will be changed to the following:

JPMorgan Insurance Trust Intrepid Growth

The YOUR INVESTMENT OPTIONS section is amended as follows:

The disclosure regarding the Equity Index, Small-Cap Index and Large-Cap Value Portfolios in the Your Investment Options chart will be replaced with the following:

PACIFIC SELECT FUND		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Equity Index	Investment results that correspond to the total return of common stocks publicly traded in the U.S.	Equity securities of companies that are included in or representative of the S&P 500 Index® (including derivatives).	BlackRock Investment Management, LLC

Small-Cap Index	Investment results that correspond to the total return of an index of small capitalization companies.	Equity securities of small companies that are included in or representative of the Russell 2000 Index (including derivatives).	BlackRock Investment Management, LLC

Large-Cap Value	Long-term growth of capital (current income is of secondary importance).	Equity securities of large U.S. companies.	ClearBridge Advisors, LLC

Effective November 1, 2006, the disclosure regarding the JPMorgan Insurance Trust Large Cap Growth and Diversified Equity Portfolios in the Your Investment Options chart will be replaced with the following:

JPMORGAN INSURANCE		THE PORTFOLIO’S	PORTFOLIO
TRUST PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
JPMorgan Insurance Trust Intrepid Growth (formerly called JPMorgan Insurance Trust Large Cap Growth)	Long-term capital growth.	Invests primarily in equity investment of large- and mid-capitalization companies. The portfolio generally defines large capitalization companies as those with a market capitalization over $10 billion and mid-capitalization companies as those with a market capitalization between $1 billion and $10 billion.	JPMorgan Investment Advisors Inc.

JPMorgan Insurance Trust Diversified Equity	High total return from a portfolio of selected equity securities.	Invests at least 80% of its assets in equity securities. Primarily invests in large- and medium-capitalization U.S. companies.	JPMorgan Investment Advisors Inc.